Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Mar. 31, 2012	$ 622,958	$ 680	$ 253,584	$ 23,034	$ (1,329)	$ 343,039	$ 619,008	$ 3,950
Balance, shares at Mar. 31, 2012		44,477,000
Exercise of options	$ 7,416		7,416				7,416
Exercise of options, shares	291,555	291,000
Share-based compensation	$ 8		8				8
Comprehensive income (loss), net of tax	(6,291)			(6,291)			(6,291)
Net income	266,870					266,206	266,206	664
Balance at Mar. 31, 2013	890,961	$ 680	261,008	16,743	(1,329)	609,245	886,347	4,614
Balance, shares at Mar. 31, 2013		44,768,000
Exercise of options	$ 1,411		1,411				1,411
Exercise of options, shares	23,700	24,000
Purchase of treasury stock	$ (192,999)				(192,999)		(192,999)
Purchase of treasury stock, shares		(1,960,000)
Comprehensive income (loss), net of tax	(39,639)			(39,639)			(39,639)
Net income	360,859					360,387	360,387	472
Balance at Mar. 31, 2014	1,020,593	$ 680	262,419	(22,896)	(194,328)	969,632	1,015,507	5,086
Balance, shares at Mar. 31, 2014		42,832,000
Exercise of options	$ 26		26				26
Exercise of options, shares	1,000	1,000
Comprehensive income (loss), net of tax	$ (88,070)			(88,070)			(88,070)
Net income	484,834					484,257	484,257	577
Balance at Mar. 31, 2015	$ 1,417,383	$ 680	$ 262,445	$ (110,966)	$ (194,328)	$ 1,453,889	$ 1,411,720	$ 5,663
Balance, shares at Mar. 31, 2015		42,833,000